Ordinary Shares	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
ORDINARY SHARES

16. ORDINARY SHARES

On February 28, 2020, the Group entered into securities purchase agreement (the “Purchase Agreement”) with certain non-affiliated institutional investors and Jurchen Investment Corporation, the ultimate parent of the Group, pursuant to which the Company agreed to sell a total of 1,351,350 Class A Ordinary Shares and warrants to purchase 1,351,350 of the Class A Ordinary Shares, for gross proceeds of approximately $10 million. At the completion of the offering, approximately $1.0 million offering costs was charged to additional paid-in capital. Each warrant entitled their holders to purchase 1 Class A Ordinary Shares and is exercisable immediately as of the date of issuance at an exercise price of $7.40 per Class A Ordinary Share and expire seven years from the date of issuance. Additionally, the Group issued 43,243 warrants to placement agent on terms substantially the same as the warrants issued to investors, except that the exercise price of the warrants issued to the placement agent is $8.88.

On August 27, 2020, the Group entered into warrant exchange agreements (the “Purchaser Exchange Agreements”) with two non-affiliated purchasers to exchange their warrant of the Company by Class A Ordinary Shares of the Company (the “Purchaser Warrant Exchange”). Pursuant to the Purchaser Exchange Agreements, the Company and the Non-affiliated Purchasers have agreed that in consideration for exchanging in full all of the warrants held by the Non-affiliated Purchasers, the Company will exchange one (1) Class A Ordinary Share for each one (1) Purchaser Exchange Warrant. Total 540,540 Class A Ordinary Shares are issued to two non-affiliated purchasers in exchange for 540,540 warrants. For other warrant holders did not participate in the Purchaser Warrant Exchange, the exercise prices of their respective warrants will be reduced to a nominal amount pursuant to the anti-dilution provisions in such warrants (a “Down Round”). As a result of this Down Round being triggered, the Group recorded a deemed dividend of $755,514 as a decrease to net income attributable to Aptorum Group Limited in computing basic net income per share on the consolidated statements of operations.

On October 2, 2020, the Group completed a public offering, issuing 2,769,231 Class A Ordinary Shares and warrants to purchase an aggregate of 2,769,231 Class A Ordinary Shares, for gross proceeds of approximately $9 million. At the completion of the offering, approximately $1.2 million offering costs was charged to additional paid-in capital. The warrants have an exercise price of $3.25 per Class A Ordinary Share, are exercisable upon issuance and will expire five years from the date of issuance. Additionally, the Group issued 147,538 warrants to placement agent on terms substantially the same as the warrants issued to investors, except that the exercise price of the warrants issued to the placement agent is $4.0625. Following the public offering completed on October 2, 2020, the placement agent of the offering on February 28, 2020 was further received 65,406 warrants as a tail fee, with an exercise price of $3.9 and expire seven years from the date of issuance.

On March 26, 2021, the Company entered into an at-the-market offering agreement (the “Sales Agreement”), with H.C. Wainwright & Co., LLC, acting as our sales agent (the “Sales Agent”), relating to the sale of our Class A Ordinary Shares, offered pursuant to the prospectus supplement and the accompanying prospectus to the registration statement on Form F-3 (File No. 333-235819) (such offering, the “ATM Offering”, or “At The Market Offering”). In accordance with the terms of the Sales Agreement, we may offer and sell shares of our Class A Ordinary Shares having an aggregate offering price of up to $15,000,000 from time to time through the Sales Agent under such prospectus supplement and the accompanying prospectus. As of the date of issuance of the consolidated financial statements, we have not yet issued any Class A Ordinary Shares pursuant to the ATM Offering.

On May 26, 2021, the Company entered into a private placement shares purchase agreement with Jurchen Investment Corporation, issuing 1,387,925 Class A Ordinary Shares at $2.882 per share, representing a 10% premium to the last closing price of the Company’s Class A Ordinary Shares on the NASDAQ stock exchange on that date. The Company received aggregate gross proceeds of $4,000,000 from the purchase of these shares.

All the above issued warrants are classified as equity in accordance with ASC 815, Derivatives and Hedging. This ASC provides a scope exception from classifying and measuring as a financial liability a contract that would otherwise meet the definition of a derivative if the contract is both (i) indexed to the entity’s own stock and (ii) meets the equity classifications conditions. The Group concluded all above issued warrants should be equity-classified since they contain no provisions which would require the Group to account for the warrants as a derivative liability and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not measured.

For the year ended December 31, 2021, the Group issued 40,000 and 190,159 Class A Ordinary Shares to warrant holders and share option holders respectively as a result of exercise of warrants or options. For the year ended December 31, 2020, the Group issued 313,513 and 12,328 Class A Ordinary Shares to warrant holders and share option holders respectively as a result of exercise of warrants or options. For the year ended December 31, 2019, the Group issued 60,093 Class A Ordinary Shares to warrant holders as a result of exercise of warrants.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for the following: (i) each Class A Ordinary Share is entitled to one vote while each Class B Ordinary Share is entitled to ten votes; and (ii) each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time while Class A Ordinary Shares are not convertible under any circumstances.